Acquisitions - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Sep. 13, 2016
Rifa Wealth Management
Business Acquisition [Line Items]
Percentage of equity interest			100.00%
Business acquisition, revenue		$ 5,305
Business acquisition, net loss		$ (34,388)
CFO Huizhi
Business Acquisition [Line Items]
Percentage of equity interest	30.00%
Cash consideration	$ 201,816
Percentage of equity interests held	70.00%